Prepayments and Other Assets	12 Months Ended
Mar. 31, 2023
Prepayments and Other Assets [Abstract]
PREPAYMENTS AND OTHER ASSETS	Note 6 - PREPAYMENTS AND OTHER ASSETS
	As of	As of
	March 31, 2023	March 31, 2022
	USD	USD

Prepayments to suppliers and others	272,129	176,978
Total prepayments and other assets	272,129	176,978